Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2030 Fund
June 30, 2022
AFF30-NPRT1-0822
1.818364.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.13% to 1.75% 9/1/22 to 9/29/22 (b) (Cost $2,163,596)	2,170,000	2,162,997

Domestic Equity Funds - 33.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,538,952	121,144,685
Fidelity Advisor Series Growth Opportunities Fund (c)	9,259,384	83,056,675
Fidelity Advisor Series Small Cap Fund (c)	4,980,287	53,139,662
Fidelity Series All-Sector Equity Fund (c)	5,448,369	48,490,486
Fidelity Series Commodity Strategy Fund (c)	8,568,544	41,386,067
Fidelity Series Large Cap Stock Fund (c)	11,460,799	187,613,272
Fidelity Series Large Cap Value Index Fund (c)	1,499,240	20,209,759
Fidelity Series Opportunistic Insights Fund (c)	7,561,248	110,696,673
Fidelity Series Small Cap Opportunities Fund (c)	5,618,151	63,485,108
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,029,233	119,648,752
Fidelity Series Value Discovery Fund (c)	8,411,438	122,638,760
TOTAL DOMESTIC EQUITY FUNDS (Cost $851,651,753)		971,509,899

International Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,790,688	63,907,778
Fidelity Series Emerging Markets Fund (c)	3,999,789	32,958,262
Fidelity Series Emerging Markets Opportunities Fund (c)	18,110,257	296,283,805
Fidelity Series International Growth Fund (c)	10,953,689	153,242,107
Fidelity Series International Small Cap Fund (c)	2,691,156	40,367,347
Fidelity Series International Value Fund (c)	15,707,096	150,631,054
Fidelity Series Overseas Fund (c)	14,601,131	152,581,821
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $835,749,524)		889,972,174

Bond Funds - 35.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	11,489,988	98,813,895
Fidelity Series Emerging Markets Debt Fund (c)	2,014,419	14,664,971
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	607,271	5,040,352
Fidelity Series Floating Rate High Income Fund (c)	336,704	2,915,855
Fidelity Series High Income Fund (c)	1,943,953	15,687,704
Fidelity Series International Credit Fund (c)	185,456	1,535,575
Fidelity Series International Developed Markets Bond Index Fund (c)	12,990,657	114,707,500
Fidelity Series Investment Grade Bond Fund (c)	60,606,884	623,038,769
Fidelity Series Long-Term Treasury Bond Index Fund (c)	23,930,728	159,378,651
Fidelity Series Real Estate Income Fund (c)	965,216	9,989,983
TOTAL BOND FUNDS (Cost $1,177,365,927)		1,045,773,255

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d) (Cost $2,611,359)	2,610,890	2,611,412

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,869,542,159)	2,912,029,737
NET OTHER ASSETS (LIABILITIES) - 0.0%	86,161
NET ASSETS - 100.0%	2,912,115,898

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	124	Sep 2022	11,510,920	40,723	40,723
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	160	Sep 2022	8,021,600	(2,834)	(2,834)

TOTAL EQUITY INDEX CONTRACTS					37,889

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	494	Sep 2022	58,554,438	(80,258)	(80,258)

TOTAL PURCHASED					(42,369)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	Sep 2022	7,010,575	(65,803)	(65,803)

TOTAL FUTURES CONTRACTS					(108,172)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,162,997.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	2,651,893	7,446,495	7,486,976	4,610	-	-	2,611,412	0.0%
Total	2,651,893	7,446,495	7,486,976	4,610	-	-	2,611,412

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	137,793,553	10,654,011	2,350,201	-	(148,566)	(24,804,112)	121,144,685
Fidelity Advisor Series Growth Opportunities Fund	94,502,979	16,697,039	1,623,490	-	(122,257)	(26,397,596)	83,056,675
Fidelity Advisor Series Small Cap Fund	62,545,241	3,090,250	1,310,112	-	(92,154)	(11,093,563)	53,139,662
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	12,266,170	12,303,137	-	36,967	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	87,808,843	23,036,461	1,780,451	-	(75,900)	(10,175,058)	98,813,895
Fidelity Series All-Sector Equity Fund	59,102,963	1,078,524	1,355,392	-	(173,879)	(10,161,730)	48,490,486
Fidelity Series Canada Fund	77,307,427	709,674	3,387,666	-	(77,464)	(10,644,193)	63,907,778
Fidelity Series Commodity Strategy Fund	49,864,325	877,114	7,267,260	-	889,453	(2,977,565)	41,386,067
Fidelity Series Emerging Markets Debt Fund	16,597,853	383,626	365,793	204,304	(26,067)	(1,924,648)	14,664,971
Fidelity Series Emerging Markets Debt Local Currency Fund	5,612,058	52,073	182,371	-	(23,986)	(417,422)	5,040,352
Fidelity Series Emerging Markets Fund	36,715,537	1,113,778	722,901	-	(70,637)	(4,077,515)	32,958,262
Fidelity Series Emerging Markets Opportunities Fund	330,872,482	10,794,796	8,582,696	-	(1,953,190)	(34,847,587)	296,283,805
Fidelity Series Floating Rate High Income Fund	3,392,195	66,679	358,735	36,049	(35,234)	(149,050)	2,915,855
Fidelity Series Government Money Market Fund 1.18%	13,551,946	48,158	13,600,104	7,993	-	-	-
Fidelity Series High Income Fund	20,222,174	424,616	2,836,964	250,611	(285,717)	(1,836,405)	15,687,704
Fidelity Series Inflation-Protected Bond Index Fund	23,061,684	409,266	22,844,923	322,521	521,568	(1,147,595)	-
Fidelity Series International Credit Fund	1,706,551	10,689	-	10,689	-	(181,665)	1,535,575
Fidelity Series International Developed Markets Bond Index Fund	101,923,080	21,682,849	3,014,376	62,382	(166,166)	(5,717,887)	114,707,500
Fidelity Series International Growth Fund	176,985,081	8,392,567	3,979,269	-	(288,638)	(27,867,634)	153,242,107
Fidelity Series International Small Cap Fund	48,761,896	614,760	1,029,596	-	(265,860)	(7,713,853)	40,367,347
Fidelity Series International Value Fund	179,116,446	3,789,021	9,648,003	-	(418,008)	(22,208,402)	150,631,054
Fidelity Series Investment Grade Bond Fund	735,865,825	11,579,093	82,763,301	4,462,822	(6,004,455)	(35,638,393)	623,038,769
Fidelity Series Large Cap Stock Fund	216,826,686	6,801,100	6,199,085	-	1,145,258	(30,960,687)	187,613,272
Fidelity Series Large Cap Value Index Fund	23,451,357	212,510	605,219	-	119,207	(2,968,096)	20,209,759
Fidelity Series Long-Term Treasury Bond Index Fund	170,410,396	18,107,241	7,243,296	1,004,667	(1,455,537)	(20,440,153)	159,378,651
Fidelity Series Opportunistic Insights Fund	127,346,178	11,411,161	2,166,464	-	(181,294)	(25,712,908)	110,696,673
Fidelity Series Overseas Fund	178,014,643	8,839,789	3,096,250	-	(259,877)	(30,916,484)	152,581,821
Fidelity Series Real Estate Income Fund	12,120,195	224,223	1,308,421	171,155	(1,791)	(1,044,223)	9,989,983
Fidelity Series Short-Term Credit Fund	3,396,357	17,450	3,391,036	5,967	(57,196)	34,425	-
Fidelity Series Small Cap Opportunities Fund	77,221,382	861,658	1,462,288	-	(165,393)	(12,970,251)	63,485,108
Fidelity Series Stock Selector Large Cap Value Fund	138,391,706	4,286,306	6,861,828	-	(280,019)	(15,887,413)	119,648,752
Fidelity Series Value Discovery Fund	140,961,665	2,263,099	8,414,380	-	1,814,271	(13,985,895)	122,638,760
	3,351,450,704	180,795,751	222,055,008	6,539,160	(8,102,561)	(394,833,558)	2,907,255,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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